LONG-TERM DEBT AND OTHER FINANCIAL DEBT	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
LONG-TERM DEBT AND OTHER FINANCIAL DEBT [Abstract]
LONG-TERM DEBT AND OTHER FINANCIAL DEBT
5.	LONG-TERM DEBT

Balances of long-term financial debt at June 30, 2013 and December 31, 2012:

				At June 30, 2013 (unaudited)				At December 31, 2012
	Financial institution /			Nominal value
Borrower	Other	Due-year		Current		Noncurrent	Total	Total

Ultrapetrol (Bahamas) Ltd.	Private Investors	June 2021		$-		$200,000	$200,000	$-
Ultrapetrol (Bahamas) Ltd.	Private Investors	-		-		-	-	180,000
Ultrapetrol (Bahamas) Ltd.	Private Investors	-	(1)	-		-	-	-
UP Offshore Apoio Marítimo Ltda.	DVB AG	Through 2016		900		5,500	6,400	6,850
UP Offshore (Bahamas) Ltd.	DVB AG	Through 2016		4,300		27,500	31,800	42,225
UP Offshore (Bahamas) Ltd.	DVB AG	Through 2017		2,000		10,000	12,000	13,000
UP Offshore (Bahamas) Ltd.	DVB SE + Banco Security	Through 2018		3,333		29,167	32,500	34,166
Ingatestone Holdings Inc.	DVB AG	-		2,019		6,606	8,625	13,800
Ingatestone Holdings Inc.	Natixis	-		-		-	-	5,175
Ingatestone Holdings Inc.	DVB SE + NIBC	-		-		-	-	20,850
Ingatestone Holdings Inc.	DVB NV + NIBC + ABN Amro	Through 2017		4,470		35,749	40,219	-
UP Offshore Apoio Marítimo Ltda.	BNDES	Through 2027		1,110		14,153	15,263	15,818
Stanyan Shipping Inc.	Natixis	Through 2017		1,108		4,984	6,092	6,546
Hallandale Commercial Corp.	Nordea	-		-		-	-	5,644
UABL Paraguay S.A.	IFC	Through 2020		2,174		19,565	21,739	22,826
UABL Paraguay S.A.	OFID	Through 2020		1,304		11,739	13,043	13,695
UABL Barges and others	IFC	Through 2020		3,044		27,391	30,435	31,957
UABL Paraguay S.A. and Riverpar S.A.	IFC	Through 2021		1,765		12,353	14,118	15,000
UABL Paraguay S.A. and Riverpar S.A.	OFID	Through 2021		1,177		8,234	9,411	10,000
At June 30, 2013				$28,704	(2)	$412,941	$441,645
At December 31, 2012				$49,031		$388,521		$437,552

(1)	On January 23, 2013, the Company repaid the 2017 Senior Convertible Notes. See Note 3.b).
(2)
Excludes the 2014 Senior Notes which were disclosed as current liabilities in the unaudited condensed consolidated balance sheet under the caption "2014 Senior Notes and accrued interest". See Note 3.a).

8.875% First Preferred Ship Mortgage Notes due 2021 (the "2021 Senior Notes")

On May 30, 2013, the Company completed the Offering of $200,000 of 8.875% First Preferred Ship Mortgage Notes due 2021 (the "2021 Senior Notes"), through a private placement to institutional investors eligible for resale under Rule 144A and Regulation S. The net proceeds of the offering were used to repay in full on July 10, 2013, the 2014 Senior Notes or $180,000, and for general purpose.

Interest on the 2021 Senior Notes is payable semi-annually on June 15 and December 15 of each year. The 2021 Senior Notes are senior obligations guaranteed by certain of the Company's subsidiaries. The Notes are secured by first preferred ship mortgages on four ocean vessels, 14 pushboats and 335 river barges.

The 2021 Senior Notes are subject to certain covenants, including, among other things, limiting the parent's and subsidiary guarantors' ability to incur additional indebtedness or issue preferred stock, pay dividends to stockholders, make investments or sell assets, under certain conditions.

Upon the occurrence of a change of control event, each holder of the 2021 Senior Notes shall have the right to require the Company to repurchase such notes at a purchase price in cash equal to 101% of the principal amount thereof plus accrued and unpaid interest.

Although Ultrapetrol (Bahamas) Limited, the parent company, is the issuer of the 2021 Senior Notes, principal and related expenses will be paid through funds obtained from the operations of the Company's subsidiaries.
On May 23, 2013, IFC and OFID waived certain covenants under the loan agreements and corresponding guarantee agreements. The waivers permitted the creation of additional security and the non-compliance with certain release priorities of IFC's and OFID's securities under the loan and guarantee agreements all in connection with and for the purpose of permitting the refinancing of the 2014 Senior Notes and issuance the 2021 Senior Notes. In addition, IFC and OFID issued a release of mortgages and certain other assignments under the loan agreements, in order to meet the additional security and guarantee requirements of the 2021 Senior Notes.

Subsequent event

On August 1, 2013, the Company filed a registration statement on Form F-4 with the SEC to register substantially identical senior notes to be exchanged for the 2021 Senior Notes pursuant to a registration rights agreement, to allow the 2021 Senior Notes be eligible for trading in the public markets.

Revolving credit facility of up to $40,000

On May 31, 2013, we entered into a loan agreement with DVB Bank SE for a $40,000 reducing, revolving credit facility. The commitment under this revolver decreases quarterly by $1,250 or $5,000 per year. The facility bears interest at LIBOR plus 3% (or lender's cost of funds, if the lenders in their discretion determine that LIBOR is not representative of such costs). A quarterly commitment fee is payable based on the average undrawn amount of the committed amount at a rate of 1.95% per annum. No drawdowns have been made under the facility to date.

Senior secured term loan facility with DVB Bank AG (DVB AG) and Natixis of up to $93,600

On June 24, 2008 Ingatestone Holdings Inc., as Borrower, and UP Offshore (Bahamas) Ltd., Bayshore Shipping Inc., Gracebay Shipping Inc., Springwater Shipping Inc. and Woodrow Shipping Inc. (all of these our subsidiaries in the Offshore Supply Business) and Ultrapetrol (Bahamas) Limited, as joint and several Guarantors, entered into a senior secured term loan facility of up to $93,600 with DVB AG and Natixis (the "Banks"), as co-lender, to finance the construction and delivery of our PSVs being built in India (UP Jade, UP Amber, UP Pearl and UP Onyx).

At March 31, 2012, the advances under Tranche A of the loan were $34,500 ($17,250 per Bank).

On May 9, 2012, the Borrower, the Guarantors and the Banks signed a third amendment to the loan agreement. In connection with this amendment, all the amounts borrowed by Natixis or $17,250 shall be paid on or before December 31, 2012, further extended to March 28, 2013 and all of the remaining commitments of this term loan facility by Natixis were cancelled.

On March 28, 2013 the Company repaid $10,350 ($5,175 to each Bank) related with our PSV UP Amber advances.

At June 30, 2013, the outstanding principal balance under this loan agreement was $8,625 related with the advances of the loan to finance the construction of our PSVs UP Pearl and UP Onyx made by DVB AG.

During the six-month period ended June 30, 2013, the Company recorded a financial loss on extinguishment of debt of $345, which was included in the accompanying unaudited condensed consolidated statement of operations.

Senior secured post delivery term loan facility with DVB Bank SE (DVB SE) and NIBC Bank NV of up to $42,000

On October 22, 2012 Ingatestone Holdings Inc., as Borrower, and UP Offshore (Bahamas) Ltd., Bayshore Shipping Inc., Gracebay Shipping Inc. (all of these our subsidiaries in the Offshore Supply Business) and Ultrapetrol (Bahamas) Limited, as joint and several Guarantors, entered into a senior secured post delivery term loan facility of up to $42,000 with DVB SE and NIBC Bank NV (the "Lenders") for the purpose of partially financing or refinancing our PSVs named UP Jade and UP Amber.

The loan facility was divided into two tranches, each in the aggregate amount of up to $21,000.

The tranche of the loan facility in respect of the refinancing of the PSV UP Jade was drawn down in an amount of $20,850 on October 29, 2012.

On January 24, 2013 the Company terminated this senior secured post delivery term loan facility and prepaid the outstanding balance of $20,850 with borrowings from its senior secured post delivery term loan facility with DVB Bank America, NIBC and ABN Amro, described below.

During the six-month period ended June 30, 2013, the Company recorded a financial loss on extinguishment of debt of $619, which was included in the accompanying unaudited condensed consolidated statement of operations.

Senior secured post delivery term loan facility with DVB Bank America NV (DVB Bank America), NIBC Bank NV (NIBC) and ABN Amro Capital USA LLC (ABN Amro) of up to $84,000

On January 18, 2013 Ingatestone Holdings Inc., as Borrower, and UP Offshore (Bahamas) Ltd., Bayshore Shipping Inc., Gracebay Shipping Inc, Springwater Shipping Inc and Woodrow Shipping Inc. (all of these our subsidiaries in the Offshore Supply Business) and Ultrapetrol (Bahamas) Limited, as joint and several Guarantors, entered into a senior secured post delivery term loan facility of up to $84,000 with DVB Bank America, NIBC and ABN Amro (the "Lenders") with the purpose of refinancing the advances made for our PSVs named UP Jade, UP Amber, UP Pearl and UP Onyx of the DVB SE and Natixis and DVB SE and NIBC long-term facilities.

The loan facility is divided into four tranches, each in the aggregate amount of up to the lesser of $21,000 and 60% of the fair market value of the PSV to which such tranche relates.

A quarterly commitment fee is payable based on the average undrawn amount of the committed amount at a rate of 1.60% per annum.

The tranche of the loan facility in respect of the refinancing of the PSV UP Jade was drawn down in the amount of $20,850 on January 24, 2013.

Each tranche of the loan facility in respect of the financing of the acquisition of each of the UP Amber, UP Pearl and UP Onyx from the shipyard shall be divided into two advances which shall be made available to the Borrower as follows:

-	The first advance of each such tranche shall be made available to the Borrower in the amount of up to $5,000 on the earlier of the delivery date of the ship and October 31, 2013,

-
The second advance of each such tranche shall be made available to the Borrower in the amount of up to $16,000 not later than the earlier of the date which is six months after the delivery date of the ship and October 31, 2013, provided that the UP Amber, UP Pearl and UP Onyx have obtained employment of not less than 3 years with a charterer on terms and conditions acceptable to the Lenders.

On March 28, 2013 and June 28, 2013, the Company drew down $5,000 and $15,550, respectively, related with the tranche of the loan to financing the acquisition of our PSV UP Amber.

At June 30, 2013, the outstanding principal balance under this loan agreement was $40,219.

Senior secured term loan with Nordea Bank Finland PLC (Nordea Bank) of $20,200

On November 30, 2007, Hallandale Commercial Corp. (our wholly owned subsidiary in the Ocean Business and the owner of the Amadeo) as Borrower, Ultrapetrol (Bahamas) Ltd., as Guarantor, and Tuebrook Holdings Inc. (our wholly owned subsidiary in the Ocean Business and the holding company of Hallandale Commercial Corp.), as Pledgor, entered into a $20,200 loan agreement with Nordea Bank for the purpose of providing post delivery financing of the vessel.

On December 28, 2012 the Borrower, the Guarantor, the Pledgor and Nordea Bank amended the loan agreement. In connection with this amendment the margin was increased from 1.50% to 3.00% per annum, the change of control provisions was modified to include Sparrow into the definition, the final maturity date of the loan was changed to April 15, 2013 and Nordea Bank waived the Guarantor compliance requirement with the EBITDA to interest expense ratio until the maturity date.

On April 15, 2013, the Company repaid in full the total outstanding of $5,252 of this senior secured loan.

5.	LONG-TERM DEBT AND OTHER FINANCIAL DEBT

Balances of long-term financial debt were as follows:

			At December 31,
			2012			2011
	Financial institution /		Nominal value
Borrower	Other	Due-year (1)	Current	Noncurrent	Total	Total

Ultrapetrol (Bahamas) Ltd.	Private Investors	November 2014	$-	$180,000	$180,000	$180,000
Ultrapetrol (Bahamas) Ltd.	Private Investors	January 2013	80,000	-	-	80,000
UP Offshore Apoio Marítimo Ltda.	DVB AG	Through 2016	900	5,950	6,850	7,750
UP Offshore (Bahamas) Ltd.	DVB AG	Through 2016	12,575	29,650	42,225	38,250
UP Offshore (Bahamas) Ltd.	DVB AG	Through 2017	2,000	11,000	13,000	15,000
UP Offshore (Bahamas) Ltd.	DVB SE + Banco Security	Through 2018	3,333	30,833	34,166	37,500
Ingatestone Holdings Inc.	DVB AG	-	5,639	8,161	13,800	15,525
Ingatestone Holdings Inc	Natixis	March 2013	5,175	-	5,175	15,525
UP Offshore Apoio Marítimo Ltda.	BNDES	Through 2027	1,110	14,708	15,818	16,928
Stanyan Shipping Inc.	Natixis	Through 2017	1,108	5,438	6,546	9,303
Hallandale Commercial Corp.	Nordea	April 2013	5,644	-	5,644	7,212
UABL Paraguay	IFC	Through 2020	2,174	20,652	22,826	25,000
UABL Paraguay	OFID	Through 2020	1,304	12,391	13,695	15,000
UABL Barges and others	IFC	Through 2020	3,044	28,913	31,957	35,000
UABL Paraguay and Riverpar	IFC	Through 2021	1,765	13,235	15,000	15,000
UABL Paraguay and Riverpar	OFID	Through 2021	1,176	8,824	10,000	-
Ingatestone Holdings Inc.	DVB SE + NIBC	-	2,084	18,766	20,850	-
At December 31, 2012			$129,031	$388,521	$517,552
At December 31, 2011			$21,504	$491,489		$517,552

  (1)  See the descriptions below.

Aggregate annual future payments due to the long-term financial debt were as follows:

Year ending December 31

2013	$129,031
2014	208,716
2015	24,098
2016	49,091
2017	40,022
Thereafter	66,594
Total	$517,552

9% First Preferred Ship Mortgage Notes due 2014

On November 24, 2004 the Company completed a debt offering of $180,000 of 9% First Preferred Ship Mortgage Notes due 2014 (the "2014 Senior Notes"), through a private placement to institutional investors eligible for resale under Rule 144A and Regulation S (the "Offering").  The net proceeds of the Offering were used to repay the 2008 Senior Notes, certain other existing credit facilities and to fund some vessel acquisitions.

Interest on the 2014 Senior Notes is payable semi-annually on May 24 and November 24 of each year and principal is due on November 24, 2014.  The 2014 Senior Notes are senior obligations guaranteed by the Company's subsidiaries directly involved in our Ocean and River Business. At December 31, 2012, the 2014 Senior Notes are secured by first preferred ship mortgages on 13 river pushboats, 2 oceangoing barges and 337 river barges.

The 2014 Senior Notes are subject to certain covenants, including, among others, limiting the parent's and guarantor subsidiaries' ability to incur additional indebtedness or issue preferred stock, pay dividends to stockholders, incur liens or execute sale leasebacks of certain principal assets and certain restrictions on the Company consolidating with or merging into any other person.

Upon the occurrence of a change of control event, each holder of the 2014 Senior Notes shall have the right to require the Company to repurchase such notes at a purchase price in cash equal to 101% of the principal amount thereof plus accrued and unpaid interest.

If Los Avellanos and Hazels, together, in accordance with the provisions of the Shareholder Agreement described in Note 1, no longer have the ability or right to elect or designate for election a majority of the Company's board of Directors, a change of control will occur under the indenture governing our 2014 Senior Notes.

In the first quarter of 2005 the SEC declared effective an exchange offer filed by the Company to register substantially identical senior notes to be exchanged for the 2014 Senior Notes pursuant to a registration rights agreement, to allow the 2014 Senior Notes be eligible for trading in the public markets.

Although Ultrapetrol (Bahamas) Limited, the parent company, subscribed the issued Notes, principal and related expenses will be paid through funds obtained from the operations of the Company's subsidiaries.

At December 31, 2012 and 2011, the 2014 Senior Notes are disclosed on the Company´s consolidated balance sheets as long-term debt.

At December 31, 2012 the net book value of the assets pledged as a guarantee of the 2014 Senior Notes was $67,700.

7.25% Convertible Senior Notes due 2017

On December 23, 2010, the Company completed the sale of $80,000 aggregate principal amount of its 7.25% Convertible Senior Notes due 2017 (the "2017 Convertible Notes") through a private placement to institutional investors eligible for resale under Rule 144A and Regulation S. The Convertible Notes are senior and unsecured obligations of the Company. Interest on the 2017 Convertible Notes is payable semi-annually on January 15 and July 15 of each year, commencing on July 15, 2011. Unless earlier converted, redeemed or repurchased, the 2017 Convertible Notes are due on January 15, 2017.

The 2017 Convertible Notes were convertible after January 28, 2011, at the option of the holder, into common stock at an initial conversion rate equal to 133.1691 shares of the Company common stock per $1 principal amount of 2017 Convertible Notes (equivalent to an initial conversion price of approximately $7.51 per share), which was subject to adjustment.

If the arithmetic average of the daily volume weighted average price per share of the Company common stock for each of the 20 consecutive trading days beginning on January 17, 2012 was less than $6.13, then the conversion rate would be increased such that the conversion price as adjusted would represent the greater of (i) 122.5% of such arithmetic average of the daily volume weight average price and (ii) $6.13.

As from February 14, 2012, the conversion rate has been adjusted to 163.1321 shares of the Company common stock per $1 principal amount of 2017 Convertible Notes (equivalent to a price of approximately $ 6.13 per share) as a consequence of the arithmetic average of the daily volume weighted average price per share of the Company common stock for the period from January 17, 2012 to February 13, 2012 (both inclusive) being $2.76.

On or after January 15, 2015, the Company may redeem for cash all, but not less than all, of the 2017 Convertible Notes if the last reported sale price of the Company common stock equals or exceeds 130% of the applicable conversion for a specific period of time at 100% of the principal amount of the 2017 Convertible Notes to be redeemed, plus any accrued and unpaid interest to, but excluding, the redemption date.

Upon a fundamental change occurring, as defined in the 2017 Convertible Notes Indenture, each holder of the 2017 Convertible Notes, shall have the right to require the Company to repurchase the 2017 Convertible Notes in cash at a price equal to 100% of the principal amount of the 2017 Convertible Notes to be repurchased, plus any accrued and unpaid interest to, but excluding, the fundamental change repurchase date.

If a fundamental change occurs under the 2017 Convertible Notes Indenture, the Company will pay a make-whole premium upon the conversion of the 2017 Convertible Notes in connection with any such transaction by increasing the applicable conversion rate. The make-whole premium will be determined by reference to the 2017 Convertible Notes Indenture and is based on the date on which the fundamental change becomes effective and the market stock price of the Company common stock on that date. In no event shall the conversion rate exceed 163.1321 shares per $1 principal amount.

As a result of the successful completion of the transaction with Sparrow described in note 1, a fundamental change (as defined in the Indenture) occurred on December 12, 2012, and each holder of the 2017 Convertible Notes had the repurchase right described above.

On December 21, 2012 the Company commenced a tender offer to repurchase up to $80,000 of the 2017 Convertible Notes at par plus accrued and unpaid interest in accordance with the fundamental change repurchase procedure as specified in the 2017 Convertible Notes Indenture. The tender offer began on December 21, 2012 and expired on January 22, 2013.

At December 31, 2011 the 2017 Convertible Notes are disclosed on the Company's consolidated balance sheets as long-term debt at face value.

Subsequent events

On January 23, 2013 the Company repaid $80,000 of its 2017 Convertible Notes. Consequently, as of December 31, 2012 the Company included the outstanding principal amount of the 2017 Convertible Notes of $80,000 as current liabilities and the Company expects to record a loss on extinguishment of debt of approximately $2,800 in the first quarter 2013 results.

Loans with DVB Bank AG (DVB AG)

a)
Senior secured term loan facility of up to $15,000:  On January 17, 2006 UP Offshore Apoio Maritimo Ltda. (UP Offshore Apoio) as Borrower, Packet Maritime Inc. (Packet) and Padow Shipping Inc. (Padow) as Guarantors and UP Offshore (Bahamas) Ltd. (UP Offshore) as Holding Company (all of these our subsidiaries in the Offshore Supply Business) entered into a senior secured term loan facility of up to $15,000 with DVB AG for the purposes of providing post delivery financing of our PSV named UP Agua Marinha.

This loan is divided into two tranches:

-
Tranche A, amounting to $13,000, accrues interest at LIBOR plus a margin of 1.20% per annum and shall be repaid by (i) 120 consecutive monthly installments of $75 each beginning in March 2006 and (ii) a balloon repayment of $4,000 in February 2016.

-	Tranche B, amounting to $2,000 was fully repaid in February 2009.

For the year ended December 31, 2012, the weighted average interest rate was 1.44% and the respective interest rates ranged from 1.34% to 1.53%, including margins.

b)
Senior secured term loan facility of up to $61,306:  On December 28, 2006 UP Offshore (Bahamas) Ltd. as Borrower, Packet, Padow, UP Offshore Apoio and Topazio Shipping LLC (collectively the owners of our PSVs UP Safira, UP Esmeralda, UP Agua Marinha and UP Topazio) and Ultrapetrol (Bahamas) Limited as Guarantors entered into a senior secured term loan facility of up to $61,306 with DVB AG for the purposes of providing post delivery re-financing of our PSVs named UP Safira, UP Esmeralda and UP Topazio.

The loan bears interest at LIBOR plus 1.20% per annum with quarterly principal and interest payments and matures in December 2016.  The regularly scheduled principal payments are due quarterly and range from $1,075 to $1,325, with a balloon installment of $17,300 in December 2016. If a PSV is sold or becomes a total loss, the Borrower shall prepay the loan in an amount equal to the stipulated value of such PSV, which is initially stipulated in $18,750 and shall be reduced in the amount of $388 on each repayment date.

For the year ended December 31, 2012, the weighted average interest rate was 1.67% and the respective interest rates ranged from 1.59% to 1.74%, including margins.

On August 1, 2012, the Borrower, the Guarantors and DVB SE agreed to amend the loan agreement to permit the Borrower to re-borrow $10,000. During 2012, the Company drew down $8,275.  This amount, bears interest at LIBOR plus 3.50% per annum and matures $50% on March 29, 2013 and 50% on June 30, 2013.

A commitment fee is payable based on the average undrawn amount of $10,000 at a rate of 1.75% per annum commencing on August 1, 2012.  At the date of the issuance of these financial statements the Company canceled any undrawn commitment.

c)
Senior secured term loan facility of up to $25,000:  On October 31, 2007 UP Offshore (Bahamas) Ltd. as Borrower entered into a senior secured term loan facility of up to $25,000 with DVB AG for the purposes of providing post delivery re-financing of our PSV named UP Diamante.

The Banks, at their discretion, may replace LIBOR as base rate for the interest calculation with their cost-of-funds rate.

The loan bears interest at LIBOR plus 1.50% per annum with quarterly principal and interest payments and matures in November 2017.  The regularly scheduled payments commenced in February 2008 and are comprised of 8 installments of $750 each, 24 of $500 each and 8 of $250 each with a balloon installment of $5,000 in November 2017.

For the year ended December 31, 2012, the weighted average interest rate was 1.97% and the respective interest rates ranged from 1.93% to 2.05%, including margins.

All of these loans are secured by a first priority mortgage on the UP Safira, UP Esmeralda, UP Topazio, UP Agua Marinha and UP Diamante, a first priority assignment of the earnings, insurances and requisition compensation of the vessels or other employment contracts exceeding 12 months and are jointly and severally irrevocable and unconditionally guaranteed by Packet, Padow, UP Offshore Apoio, Topazio Shipping LLC and Ultrapetrol (Bahamas) Limited.  The loans also contain customary covenants that limit, among other things, the Borrowers' ability to incur additional indebtedness, grant liens over their assets, sell assets, pay dividends, repay indebtedness, merge or consolidate, change lines of business and amend the terms of subordinated debt.  The agreements governing the facility also contain customary events of default. If an event of default occurs and is continuing, DVB AG may require the entire amount of the loans be immediately repaid in full.  Further, the loan agreements require that the PSVs pledged as security have an aggregate market value of at least 133.3% of the value of the loans.

At December 31, 2012 the combined outstanding principal balance under the loan agreements was $62,075 and the aggregate net book value of the assets pledged was $84,700.

Senior secured term loan facility with DVB Bank AG (DVB AG) and Natixis of up to $93,600

On June 24, 2008 Ingatestone Holdings Inc., as Borrower, and UP Offshore (Bahamas) Ltd., Bayshore Shipping Inc., Gracebay Shipping Inc., Springwater Shipping Inc. and Woodrow Shipping Inc. (all of these our subsidiaries in the Offshore Supply Business) and Ultrapetrol (Bahamas) Limited, as joint and several Guarantors, entered into a senior secured term loan facility of up to $93,600 with DVB AG and Natixis (the "Banks"), as co-lender, to finance the construction and delivery of our PSVs being built in India (UP Jade, UP Amber, UP Pearl and UP Onyx).

A quarterly commitment fee is payable based on the average undrawn amount of the committed amount at a rate of 0.50% per annum through December 2010 and at a rate of 1.50% per annum thereafter.

This loan is divided into two tranches:

-
Tranche A, amounting to $60,000, to be made available for each ship in the amount of up to $15,000.  This tranche accrues interest at LIBOR (base rate) plus a margin of 3.0% during each ship's construction period, and then the margin is lowered to 2.0% and shall be repaid by (i) quarterly installments of $288 per ship and (ii) a balloon repayment of all amounts outstanding at December 31, 2019.

-
Tranche B, amounting to $33,600, to be made available for each ship in the amount of up to $8,400 in a single advance on the delivery date of such ship.  This tranche accrues interest at LIBOR (base rate) plus a margin of 2.0% per annum and shall be repaid by 20 quarterly installments of $420 per ship.

The Banks, at their discretion, may replace LIBOR as base rate for the interest calculation with their cost-of-funds rate.

As Facility Guarantor, UP Offshore (Bahamas) Ltd. shall comply with certain financial covenants including: (i) an average balance of available cash in a demand deposit of not less than $5,000 during each financial year, (ii) an equity ratio of not less than 30%, (iii) a minimum equity of $75,000 and, (iv) a ratio of consolidated EBITDA to consolidated debt service of at least 1.5 (on a rolling four quarter basis, tested as of the last day of each fiscal quarter).

The loan contains customary covenants which are similar to the stipulated covenants in previous loans entered with DVB AG. The agreements governing the facility also contain customary events of default. If an event of default occurs and is continuing, DVB AG and Natixis may require the entire amount of the loan be immediately repaid in full.

At March 31, 2012, the advances under Tranche A of the loan were $34,500 ($17,250 per Bank).

On May 9, 2012, the Borrower, the Guarantors and the Banks signed a third amendment to the loan agreement. In connection with this amendment, all the amounts borrowed by Natixis or $17,250 shall be paid on or before December 31, 2012, further extended to March 28, 2013 and all of the remaining commitments of this term loan facility by Natixis were cancelled.

Since March 31 2012, the Company prepaid to Natixis $12,075 and to DVB SE $10,275 in principal installment and drew from DVB SE $6,825.

During the year ended December 31, 2012 the Company recorded a debt extinguishment loss of $940, which is included in the accompanying consolidated statement of operations.

On October 22, 2012 the Company through its subsidiaries in the Offshore Supply Business, entered into a new senior secured term loan facility to replace the financing of this term loan facility in respect of the financing of the acquisition of each of the UP Jade and UP Amber. Subsequent to December 31, 2012 Ingatestone Holding Inc. (our subsidiary in the Offshore Supply Business) entered into a new senior secured term loan facility with DVB Bank America, NIBC and ABN Amro to replace all of its credit facilities in respect of the financing of its four PSVs being built in India (UP Jade, UP Amber, UP Pearl and UP Onyx).

At December 31, 2012, the outstanding principal balance under this loan agreement was $18,975 ($5,175 for Natixis and $13,800 for DVB SE).

Senior secured post delivery term loan facility with DVB Bank SE (DVB SE) and NIBC Bank NV of up to $42,000

On October 22, 2012 Ingatestone Holdings Inc., as Borrower, and UP Offshore (Bahamas) Ltd., Bayshore Shipping Inc., Gracebay Shipping Inc. (all of these our subsidiaries in the Offshore Supply Business) and Ultrapetrol (Bahamas) Limited, as joint and several Guarantors, entered into a senior secured post delivery term loan facility of up to $42,000 with DVB SE and NIBC Bank NV (the "Lenders") for the purpose of partially financing or refinancing our PSVs named UP Jade and UP Amber.

The loan facility is divided into two tranches, each in the aggregate amount of up to $21,000.

The tranche of the loan facility in respect of the refinancing of the UP Jade was drawn down in an amount of $20,850 on October 29, 2012. This tranche accrues interest at LIBOR (base rate) plus a margin of 4.0% and shall be repaid by (i) 20 consecutive quarterly installments of $521 each and (ii) a balloon payment in the amount of $10,425 which due on the fifth anniversary of the drawdown date but not later than November 30, 2017.

The Lenders, at their discretion, may replace LIBOR as base rate for the interest calculation with their cost-of-funds rate.

The tranche of the loan facility in respect of the financing of the acquisition of the UP Amber from the shipyard shall be divided into two advances which shall be made available to the Borrower until June 30, 2013.

Subsequent events

On January 24, 2013 the Company terminated this senior secured post delivery term loan facility and prepaid the outstanding balance of $20,850 with borrowings from its senior secured post delivery term loan facility with DVB Bank America, NIBC and ABN Amro.

Senior secured post delivery term loan facility with DVB Bank America NV (DVB Bank America),  NIBC Bank NV (NIBC) and ABN Amro Capital USA LLC (ABN Amro) of up to $84,000

On January 18, 2013 Ingatestone Holdings Inc., as Borrower, and UP Offshore (Bahamas) Ltd., Bayshore Shipping Inc., Gracebay Shipping Inc, Springwater Shipping Inc and Woodrow Shipping Inc. (all of these our subsidiaries in the Offshore Supply Business) and Ultrapetrol (Bahamas) Limited, as joint and several Guarantors, entered into a senior secured post delivery term loan facility of up to $84,000 with DVB Bank America, NIBC and ABN Amro (the "Lenders") with the purpose of refinancing the advances made for our PSVs named UP Jade, UP Amber, UP Pearl and UP Onyx of the DVB SE and Natixis and DVB SE and NIBC long-term facilities.

The loan facility is divided into four tranches, each in the aggregate amount of up to the lesser of $21,000 and 60% of the fair market value of the PSV to which such tranche relates.

The tranche of the loan facility in respect of the refinancing of the UP Jade was drawn down in the amount of $ 20,850 on January 24, 2013. This tranche accrues interest at LIBOR (base rate) plus a margin of 4.0% and shall be repaid by (i) 20 consecutive quarterly installments of $521 each beginning on January 29, 2013 and (ii) a balloon payment in the amount of $10,425 which is due on October 29, 2017 concurrent with the last quarterly repayment.

A quarterly commitment fee is payable based on the average undrawn amount of the committed amount at a rate of 1.60% per annum.

Each tranche of the loan facility in respect of the financing of the acquisition of each of the UP Amber, UP Pearl and UP Onyx from the shipyard shall be divided into two advances which shall be made available to the Borrower as follows:

-	The first advance of each such tranche shall be made available to the Borrower in the amount of up to $5,000 on the earlier of the delivery date of the ship and October 31, 2013,

-
The second advance of each such tranche shall be made available to the Borrower in the amount of up to $16,000 not later than the earlier of the date which is six months after the delivery date of the ship and October 31, 2013, provided that the UP Amber, UP Pearl and UP Onyx have obtained employment of not less than 3 years with a charterer on terms and conditions acceptable to the Lenders.

Each tranche accrues interest at LIBOR (base rate) plus a margin of 4.0% and shall be repaid by (i) equal consecutive quarterly installments and (ii) a balloon payment equal to 50% of the advances of such tranche concurrent with the last quarterly repayment but not later than October 31, 2017.  The first quarterly repayment shall commence on the date falling three months after the drawdown date.

The Lenders, at their discretion, may replace LIBOR as base rate for the interest calculation with their cost-of-funds rate.

Ingatestone Holdings Inc., as Borrower, shall comply with certain financial covenants including: (i) a ratio of consolidated debt service coverage ratio in respect of the PSVs of not less than 125% (on a historical and forward four quarter rolling basis, tested as of the last date of each fiscal quarter), (ii) an equity ratio of not less than 10% as from December 31, 2012 until September 30, 2013 and 20% as from September 30, 2013, (iii) a consolidated tangible net worth of not less than $10,000 as from December 31, 2012 until September 30, 2013 and $20,000 as from September 30, 2013 plus 50% of net income (positive only) for each succeeding fiscal year and (iv) consolidated liquidity of not less than an amount necessary to fund the payment of six months of debt service.

As Guarantor, Ultrapetrol (Bahamas) Ltd. shall comply with certain financial covenants at all times after from December 31, 2012 including: (i) an average monthly balance of available cash in a demand deposit of not less than $20,000 on a consolidated basis, (ii) an equity ratio of not less than 20%, (iii) a consolidated tangible net worth of not less than $150,000 and, (iv) a ratio of consolidated debt service coverage ratio of not less than 150% (on a historical and forward four quarter rolling basis, tested as of the last date of each fiscal quarter).

The loan is secured by a first priority mortgage on the UP Jade, UP Amber, UP Pearl and UP Onyx and a first priority assignment of the earnings, insurances and requisition compensation of the vessels. Further, the loan agreement requires that the PSVs pledged as security have an aggregate market value of at least 142.85% of the value of the loans and the swap exposure during the first two years of the loan and 150% thereafter.

The loan also contains customary covenants that limit, among other things, the Borrowers' ability to incur additional indebtedness, grant liens over their assets, sell assets, pay dividends, repay indebtedness, merge or consolidate, change lines of business and amend the terms of subordinated debt.

Seventeen-year term $18,730 credit facility with Brazilian Development Bank (BNDES)

On August 20, 2009, UP Offshore Apoio (our subsidiary in the Offshore Supply Business) as Obligor, UP Offshore (Bahamas) Ltd., as Facility Guarantor and Ultrapetrol (Bahamas) Ltd., as Limited Guarantor, entered into a seventeen-year fixed interest credit facility for $18,730 with BNDES to partially post-finance the construction of our PSV UP Rubi.

The loan shall be repaid by 204 consecutive monthly installments of each $93 beginning in April 2010 and ending in March 2027.  The loan accrues interest at 3% per annum.

On October 30, 2009, UP Offshore Apoio entered into a Standby Letter of Credit Facility Agreement (the "Letter") with DVB Bank SE relating to a $21,500 Standby Letter of Credit Facility which guarantees the BNDES credit facility from November 11, 2009 to November 11, 2013.  The Letter requires PSV UP Rubi to be pledged as security and its fair market value shall be not less than 133.3% of the outstanding amount of the Letter and is guaranteed by UP Offshore (Bahamas) Ltd. and Ultrapetrol (Bahamas) Limited as Facility Guarantor and Limited Guarantor, respectively.

Under the Letter, UP Offshore Apoio is to pay an up front fee equal to 1.5% of the outstanding amount, an annual commission fee fixed of 2.0% per annum on the outstanding amount and a fee equal to 1.0% on the settlement date on the settlement amount.

As Facility Guarantor, UP Offshore (Bahamas) Ltd. shall comply with certain financial covenants including: (i) an average balance of available cash in a demand deposit of not less than $5,000 during each financial year, (ii) an equity ratio of not less than 30%, (iii) a minimum equity of $75,000 and, (iv) a ratio of consolidated EBITDA to consolidated debt service of at least 1.5 (on a rolling four quarter basis, tested as of the last day of each fiscal quarter).

On March 5, 2013, BNDES confirmed their approval of the change in ownership, which occurred as a consequence of the transaction with Sparrow described in Note 1.  Considering such approval, we are in compliance with all covenants under this loan facility.

At December 31, 2012, the outstanding principal balance under this loan agreement was $15,818 and the aggregate net book value of the asset pledged was $24,500.

Loan Agreement with DVB Bank SE (DVB SE) and Banco Security of up to $40,000:

On December 9, 2010 UP Offshore (Bahamas) Ltd., as Borrower, and Glasgow Shipping Inc. and Zubia Shipping Inc. (all of these our subsidiaries in the Offshore Supply Business) and Ultrapetrol (Bahamas) Limited and Corporación de Navegación Mundial S.A., as joint and several Guarantors, entered into a senior secured term loan facility of up to $40,000 with DVB SE and Banco Security, as co-lenders, to partially finance the construction and delivery of our two PSVs being constructed in China.

The loan is drawn in two advances, each in the amount of $20,000, on the delivery of each of the respective PSVs, accrues interest at LIBOR (base rate) plus a margin of 3.0% and shall be repaid by (i) 32 equal quarterly consecutive installments of $417 each, together with a balloon payment of $ 6,667 payable concurring with the last repayment installment in December 2018.

The co-lenders, at their discretion, may replace LIBOR as base rate for the interest calculation with their cost-of-funds rate.

For the year ended December 31, 2012, the weighted average interest rate was 4.20% and the respective interest rates ranged from 4.14% to 4.26%, including margins and interest rate swaps.

The loan contains customary covenants which are similar to the stipulated covenants in previous loans entered with DVB AG. The agreements governing the facility also contain customary events of default. If an event of default occurs and is continuing, DVB SE and Banco Security may require the entire amount of the loan be immediately repaid in full.

The loan is secured by a first priority mortgage on UP Turquoise and UP Jasper, a first priority assignment of the earnings, insurances and requisition compensation of the vessels or other employment contracts exceeding 12 months.  Further, the loan agreements require that the PSVs pledged as security have an aggregate fair market value of at least 133.3% of the value of the loan during the period from the first drawdown date until the fourth anniversary thereof or at least 66.7% of the value of the loan at any time thereafter.

UP Offshore (Bahamas) Limited as Guarantor shall maintain certain financial covenants including: (i) an average balance of available cash in a demand deposit of not less than $5,000, (ii) an equity ratio of not less than 30%, (iii) a minimum equity of $75,000 and, (iv) a ratio of consolidated EBITDA to consolidated debt service of at least 1.5 (on a rolling four quarter basis, tested as of the last day of each fiscal quarter).

At December 31, 2012 the outstanding principal balance was $34,166 and the aggregate net book value of the assets pledged was $50,900.

Senior secured term loan with Natixis of up to $13,616

On January 29, 2007 Stanyan Shipping Inc. (a wholly owned subsidiary in the Ocean Business and the owner of the Alejandrina) drew down an amount of $13,616 under a loan agreement with Natixis (the "Lender") to provide post-delivery financing secured by the vessel.  The loan, which matures in February 2017, shall be repaid by equal quarterly installments of $227 with a balloon installment of $2,687 which due in February 2017.  The loan accrues interest at 6.38% per annum for the first five years of the loan and LIBOR plus 1.20% per annum thereafter.

On May 21, 2012, we prepaid $1,849 outstanding under this senior secured loan.

For the year ended December 31, 2012, the weighted average interest rate was 3.11% and the respective interest rates ranges from 1.63% to 6.38% including margins.

The loan is secured by a mortgage on the Alejandrina, a first priority assignment of the earnings, insurances and requisition compensation of the vessels, or other employment contracts exceeding 12 months and is guaranteed by Ultrapetrol (Bahamas) Limited.  The Lender may also require additional security, if at any time the fair market value of the ship becomes less than the 125% of the aggregate value of the loan.  With respect to the above and in relation to any potential loan security shortfall, the Company has been reflected $200 under current liabilities in the accompanying consolidated balance sheet as of December 31, 2012.

The loan also contains customary covenants that limit, among other things, the Borrower's and the Guarantors' ability to incur additional indebtedness, grant liens over their assets, sell assets, pay dividends, repay indebtedness, merge or consolidate, change lines of business and amend the terms of subordinated debt. The agreement governing the facility also contains customary events of default. If an event of default occurs and is continuing, Nataxis may require the entire amount of the loan be immediately repaid in full.

At December 31, 2012 the outstanding principal balance was $6,546 and the aggregate net book value of the assets pledged was $14,100.

Senior secured term loan with Nordea Bank Finland PLC (Nordea Bank) of $20,200

On November 30, 2007, Hallandale Commercial Corp. (our wholly owned subsidiary in the Ocean Business and the owner of the Amadeo) as Borrower, Ultrapetrol (Bahamas) Ltd., as Guarantor, and Tuebrook Holdings Inc. (our wholly owned subsidiary in the Ocean Business and the holding company of Hallandale Commercial Corp.), as Pledgor, entered into a $20,200 loan agreement with Nordea Bank for the purpose of providing post delivery financing of the vessel.

The loan accrues interest at LIBOR plus 1.25% per annum.

For the year ended December 31, 2012, the weighted average interest rate was 1.73% and the respective interest rates ranged from 1.67% to 1.78%, including margins.

The loan is secured by a mortgage on the Amadeo vessel a first priority assignment of the earnings, insurances and requisition compensation of the vessels, or other employment contracts exceeding 12 months and is jointly and severally irrevocably and unconditionally guaranteed by Ultrapetrol (Bahamas) Ltd.  The Lender may also require additional security, if at any time the fair market value of the ship becomes less than the 130% of the aggregate value of the loan.  The loan also contains customary covenants that limit, among other things, the Borrower's and the Guarantors' ability to incur additional indebtedness, grant liens over their assets, sell assets, pay dividends, repay indebtedness, merge or consolidate, change lines of business and amend the terms of subordinated debt.  The agreement governing the facility also contains customary events of default. If an event of default occurs and is continuing, Nordea Bank may require the entire amount of the loan be immediately repaid in full.

As Guarantor, Ultrapetrol (Bahamas) Ltd. shall maintain certain financial covenants including: (i) a ratio of financial indebtedness to tangible net worth of not greater than 2.5 to 1.0 and (ii) a EBITDA to interest expense of not less than 2.0 for the last four fiscal quarters prior to the relevant date of calculation.

On December 28, 2012 the Borrower, the Guarantor, the Pledgor and Nordea Bank amended the loan agreement. In connection with this amendment the margin was increased from 1.50% to 3.00% per annum, the change of control provisions was modified to include Sparrow into the definition, the final maturity date of the loan was changed to April 15, 2013 and Nordea Bank waived the Guarantor compliance requirement with the EBITDA to interest expense ratio until the maturity date.

The aggregate outstanding principal balance of the loan was $5,644 at December 31, 2012, and the aggregate net book value of the asset pledged was $6,430.

Loan with International Finance Corporation ("IFC") and OPEC Fund for International Development (OFID)

a)	2008 Loan facility of up to $25,000

On September 15, 2008 UABL Paraguay S.A. (our subsidiary in the River Business), as Borrower, UABL (Bahamas) Limited as Guarantor and IFC entered into a loan agreement to partially finance:  (i) the replacement of existing pushboat engines and conversion of pushboats to install such engines, (ii) the enlargement and re-bottoming of existing barges, (iii) the construction and acquisition of additional pushboats and barges and (iv) supplies and related equipment for the foregoing.

The loan shall be repaid in semi-annual installments of $1,087 for the first 9 payments and $1,902 for the last 8 payments, beginning in June 2012.  The loan accrues interest at LIBOR plus a margin which will be calculated considering a percentage ranging between 1.875% to 3.250% obtained from the Guarantor Prospective Debt Service Coverage Ratio as indicated in the agreement.

For the year ended December 31, 2012, the weighted average interest rate was 4.11% and the respective interest rates ranged from 3.94% to 4.44%, including margins and interest rate collar.

The loan is secured by a mortgage on part of our Liberian River Business fleet.  The loan agreement requires that the aggregate fair market value of the Liberian mortgaged barges and pushboats dividing by the outstanding amount of the 2008 loans facility to be 1.3 during the period between the first disbursement of the loan and November 24, 2013 (one year prior to the final maturity date of the 2014 Senior Notes) and at all time thereafter 1.6.  The loan contains various restrictive covenants, among others, that limit the Borrower's ability to declare or pay any dividend, incur capital expenditures, leases, enter into any derivative transaction, except hedging arrangements for fuel.  The Borrower shall maintain certain financial covenants including: (i) a debt to equity ratio of not more than 2.0 and (ii) a historical debt service coverage ratio of not less than 1.0 for the last four fiscal quarters prior to the relevant date of calculation.

As Guarantor, UABL (Bahamas) Limited shall maintain certain financial covenants including; (i) a consolidated debt to equity ratio of no more than 1.4, (ii) a historical debt service coverage ratio on a consolidated basis of not less than 1.3 and (iii) a consolidated current ratio of at least 1.0 for the last four fiscal quarters prior to the relevant date of calculation.

At December 31, 2012 UABL (Bahamas) Limited (as Guarantor) is in compliance with these covenants except for (ii). Consequently, on March 8, 2013 the IFC waived the compliance to meet the financial covenant described in (ii) as of December 31, 2012 and March 31, 2013.  The waiver was granted conditional upon OFID's granting of a similar waiver on or before March 15, 2013, which condition was met on March 14, 2013.  The waiver was granted conditional upon IFC's granting of a similar waiver on or before March 15, 2013, which condition was met on March 8, 2013. UABL (Bahamas) Limited expects to be in compliance with financial covenant in (ii) since June 30, 2013 and thereafter.

b)	2008 Loan facility of up to $35,000

On September 15, 2008 UABL Barges (Panama) Inc., UABL Towing Services S.A., Marine Financial Investment Corp. and Eastham Barges Inc. (all our subsidiaries in the River Business), as Borrowers, UABL (Bahamas) Limited as Guarantor and IFC entered into a loan agreement to partially finance:  (i) the replacement of existing pushboat engines and conversion of pushboats to install such engines, (ii) the enlargement and re-bottoming of existing barges, (iii) the construction and acquisition of additional pushboats and barges and (iv) supplies and related equipment for the foregoing.

The loan shall be repaid in semi-annual installments of $1,522 for the first 9 payments and $2,663 for the last 8 payments, beginning in June 2012.  The loan accrues interest at LIBOR plus a margin which will be calculated considering a percentage ranging between 1.875% to 3.250% obtained from the Guarantor Prospective Debt Service Coverage Ratio as indicated in the agreement.

For the year ended December 31, 2012, the weighted average interest rate was 4.11% and the respective interest rates ranged from 3.94% to 4.44%, including margins and interest rate collar.

The loan is secured by a mortgage on part of our Liberian River Business fleet.  The loan agreement requires that the aggregate fair market value of the Liberian mortgaged barges and pushboats dividing by the outstanding amount of the 2008 loans facility to be 1.3 during the period between the first disbursement of the loan and November 24, 2013 (one year prior to the final maturity date of the 2014 Senior Notes) and at all time thereafter 1.6.  The loan contains various restrictive covenants, among others, that limit the each Borrower's ability to declare or pay any dividend, incur capital expenditures, leases, enter into any derivative transaction, except hedging arrangements for fuel.

As Guarantor, UABL (Bahamas) Limited shall maintain certain financial covenants including; (i) a consolidated debt to equity ratio of no more than 1.4, (ii) a historical debt service coverage ratio on a consolidated basis of not less than 1.3 and (iii) a consolidated current ratio of at least 1.0.

At December 31, 2012 UABL (Bahamas) Limited (as Guarantor) is in compliance with these covenants except for (ii). Consequently, on March 8, 2013 the IFC waived the compliance to meet the financial covenant described in (ii) as of December 31, 2012 and March 31, 2013.  The waiver was granted conditional upon OFID's granting of a similar waiver on or before March 15, 2013, which condition was met on March 14, 2013.  UABL (Bahamas) Limited expects to be in compliance with financial covenant in (ii) since June 30, 2013 and thereafter.

c)	2008 Parallel Loan facility of up to $15,000

On November 28, 2008 UABL Paraguay S.A. (our subsidiary in the River Business), as Borrower, UABL (Bahamas) Limited as Guarantor and OFID entered into a loan agreement of up to $15,000 to partially finance:  (i) the replacement of existing pushboat engines and the conversion of pushboats to install such engines, (ii) the enlargement and re-bottoming of existing barges, (iii) the construction and acquisition of additional pushboats and barges and (iv) supplies and related equipment for the foregoing.

The loan shall be repaid in semi-annual installments of $652 for the first 9 payments and $1,141 for the last 8 payments, beginning in June 2012.  The loan accrues interest at LIBOR plus a margin which will be calculated considering a percentage ranging between 1.875% to 3.250% obtained from the Guarantor Prospective Debt Service Coverage Ratio.

For the year ended December 31, 2012, the weighted average interest rate was 4.11% and the respective interest rates ranged from 3.94% to 4.44%, including margins and interest rate collar.

The loan is secured by a mortgage on a portion of our Liberian River Business fleet. The loan agreement requires that the aggregate fair market value of the Liberian mortgaged barges and pushboats dividing by the outstanding amount of the 2008 loans facility to be 1.3 during the period between the first disbursement of the loan and November 24, 2013 (one year prior to the final maturity date of the 2014 Senior Notes) and at all time thereafter 1.6.  The loan contains various restrictive covenants, among others, that limit the Borrower's ability to declare or pay any dividend, incur capital expenditures, leases, enter into any derivative transaction, except hedging arrangements for fuel.  The Borrower shall maintain certain financial covenants including: (i) a debt to equity ratio of not more than 2.0 and (ii) a historical debt service coverage ratio of not less than 1.0.

As Guarantor, UABL (Bahamas) Limited shall maintain certain financial covenants including; (i) a consolidated debt to equity ratio of no more than 1.4, (ii) a historical debt service coverage ratio on a consolidated basis of not less than 1.3 and (iii) a consolidated current ratio of at least 1.0.

At December 31, 2012 UABL (Bahamas) Limited (as Guarantor) is in compliance with these covenants except for (ii). Consequently, on March 14, 2013 the OFID waived the compliance to meet the financial covenant described in (ii) as of December 31, 2012 and March 31, 2013.  UABL (Bahamas) Limited expects to be in compliance with financial covenant in (ii) since June 30, 2013 and thereafter.

d)	2011 Loan facility of up to $15,000

On December 2, 2011 UABL Paraguay S.A. and Riverpar S.A. (our subsidiaries in the River Business), as joint and several Borrowers, UABL (Bahamas) Limited as Guarantor and IFC entered into a loan agreement to partially finance: (i) the construction and acquisition of 64 additional barges, (ii) the modification to 9 existing pushboats necessary to replace their engines, (iii) the re-bottoming of 50 existing barges, and (iv) the construction and acquisition of additional pushboats and ancillary equipment.

The loan shall be repaid in semi-annual installments of $882 beginning on June 15, 2013 and ending on June 15, 2021. The loan accrues interest at LIBOR plus a margin of 3.65% per annum.

For the year ended December 31, 2012, the weighted average interest rate was 4.32%, and the respective interest rates ranges from 4.16% to 4.42% including margins.

The loan is secured by a mortgage principally on part of our Paraguayan and Liberian River Business fleet.  The loan agreement requires that the aggregate fair market value of the Paraguayan and others mortgaged barges and pushboats dividing by the outstanding amount of the 2011 loans facility to be at any time prior to the refinancing of the 2014 Senior Notes not less than 3.0 and at any time thereafter, not less than 1.6. Further, the loan agreement requires that the aggregate fair market value of the Liberian mortgaged barges and pushboats dividing by the outstanding amount of the 2011 loans facility to be at all times equal to or higher than 3.0.

The loan contains various restrictive covenants, among others, that limit the Borrowers' ability to incur additional indebtedness, grant liens over their assets, sell assets, pay dividends, repay indebtedness, incur capital expenditures, leases and enter into any derivative transaction, except hedging agreements for fuel, interest rate or foreign currency in the ordinary course of business. The Borrowers shall maintain certain financial covenants including: (i) a debt to equity ratio on a consolidated basis of not more than 2.0 and (ii) a historical debt service coverage ratio on a consolidated basis of not less than 1.2 for the last four fiscal quarters prior to the relevant date of calculation.

At December 31, 2012 UABL (Bahamas) Limited (as Guarantor) is in compliance with these covenants except for (ii).  Consequently, on March 8, 2013 the IFC waived the compliance to meet the financial convenant described in (ii) as of December 31, 2012 and March 31, 2013.  The waiver was granted conditional upon OFID's granting of a similar waiver on or before March 15, 2013, which condition was met on March 14, 2013.  UABL (Bahamas) Limited expects to be in compliance with financial covenant in (ii) since June 30, 2013 and thereafter.

e)	2011 Parallel Loan facility of up to $10,000

On December 15, 2011 UABL Paraguay S.A. and Riverpar S.A. (our subsidiaries in the River Business), as joint and several Borrowers, UABL (Bahamas) Limited as Guarantor and OFID entered into a parallel loan agreements to partially finance: (i) the construction and acquisition of 64 additional barges, (ii) the modification to 9 existing pushboats necessary to replace their engines, (iii) the re-bottoming of 50 existing barges, and (iv) the construction and acquisition of additional pushboats and ancillary equipment.

The loan shall be repaid in semi-annual installments of $588 beginning on June 15, 2013 and ending on June 15, 2021. The loan accrues interest at LIBOR plus a margin of 3.65% per annum.

The loan is secured through a collateral sharing agreement with the IFC. The loan agreement requires that the aggregate fair market value of the Paraguayan and others mortgaged barges and pushboats dividing by the outstanding amount of the 2011 loans facility to be at any time prior to the refinancing of the 2014 Senior Notes not less than 3.0 and at any time thereafter, not less than 1.6. Further, the loan agreement requires that the aggregate fair market value of the Liberian mortgaged barges and pushboats dividing by the outstanding amount of the 2011 loans facility to be at all times equal to or higher than 3.0.

For the year ended December 31, 2012, the weighted average interest rate was 4.32% and the respective interest rates ranged from 4.16% to 4.42%, including margins.

The loan contains various restrictive covenants, among others, that limit the Borrowers' ability to incur additional indebtedness, grant liens over their assets, sell assets, pay dividends, repay indebtedness, incur capital expenditures, leases and enter into any derivative transaction, except hedging agreements for fuel, interest rate or foreign currency in the ordinary course of business. The Borrowers shall maintain certain financial covenants including: (i) a debt to equity ratio on a consolidated basis of not more than 2.0 and (ii) a historical debt service coverage ratio on a consolidated basis of not less than 1.2 for the last four fiscal quarters prior to the relevant date of calculation.

The agreements governing the facilities also contain customary events of default. If an event of default occurs and is continuing, IFC and OFID may require the entire amount of the loan be immediately repaid in full.

At December 31, 2012 UABL (Bahamas) Limited (as Guarantor) is in compliance with these covenants except for (ii). Consequently, on March 14, 2013 the OFID waived the compliance to meet the financial covenant described in (ii) as of December 31, 2012 and March 31, 2013. The waiver was granted conditional upon IFC's granting of a similar waiver on or before March 15, 2013, which condition was met on March 8, 2013. UABL (Bahamas) Limited expects to be in compliance with financial covenant in (ii) since June 30, 2013 and thereafter.

On January 26, 2012 the Company drew down $10,000 under the 2011 Parallel Loan facility.

At December 31, 2012, the aggregate outstanding principal balance under 2008 and 2011 loan agreements with OFID and IFC was $93,478 and the aggregate net book value of the assets pledged was $113,000.